ACQUISITION OF SUBSIDIARIES - THE EDIBLES AND INFUSION CORPORATION - Narrative (Details) $ in Thousands		13 Months Ended
	Apr. 06, 2021 CAD ($)	Sep. 30, 2023 CAD ($) shares
Edibles and Infusion Corporation
Disclosure of detailed information about business combination [line items]
Equity interest acquired	100.00%
Equity interests of acquirer	$ 22,000
Contingent consideration recognised as of acquisition date	13,000
Contingent liabilities recognised in business combination, product listing	3,500
Contingent consideration related to revenue achievement	7,000
Contingent consideration revenue achievement requirement	15,000
Number of instruments or interests issued or issuable (in shares) | shares		2,621,370
Issued capital, ordinary shares		$ 6,500
Contingent consideration irrevocably disclaimed		$ 500
Contingent consideration related to EBITDA	2,500
Contingent consideration EBITDA requirement	$ 7,000
SUHM Investments Inc. and Quality Confections Corporation
Disclosure of detailed information about business combination [line items]
Equity interest acquired	100.00%